SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Gross prepaid card revenue	$ 0	$ 98,502
Commissions and agent fees	0	(26,511)
Mobility products revenue	0	325,058
Fees and other revenue	0	0
Mobility product commissions	0	40,486
Total	$ 0	437,535
Prepaid Cards [Member]
Gross prepaid card revenue		98,502
Commissions and agent fees		(26,511)
Mobility products revenue		0
Fees and other revenue		0
Mobility product commissions		0
Total		71,991
Mobility Solution [Member]
Gross prepaid card revenue		0
Commissions and agent fees		0
Mobility products revenue		325,058
Fees and other revenue		0
Mobility product commissions		40,486
Total		365,544
Transferred at Point in Time [Member]
Total		437,535
Transferred at Point in Time [Member] | Prepaid Cards [Member]
Total		71,991
Transferred at Point in Time [Member] | Mobility Solution [Member]
Total		$ 365,544